LVIP JPMorgan Small Cap Core Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.02%
Aerospace & Defense–0.64%
Moog, Inc. Class A	2,070	$418,182
†V2X, Inc.	14,683	820,192
		1,238,374
Air Freight & Logistics–0.07%
†Radiant Logistics, Inc.	21,730	139,724
		139,724
Automobile Components–1.50%
Dana, Inc.	11,742	123,995
†Dorman Products, Inc.	2,498	282,574
†Modine Manufacturing Co.	11,663	1,548,730
Patrick Industries, Inc.	1,820	259,113
Phinia, Inc.	15,087	694,455
		2,908,867
Banks–9.64%
Amalgamated Financial Corp.	13,558	425,314
Ameris Bancorp	13,758	858,362
Associated Banc-Corp.	5,402	116,359
†Axos Financial, Inc.	3,677	231,210
Banc of California, Inc.	37,380	550,607
†Bancorp, Inc.	8,874	474,759
Bank of NT Butterfield & Son Ltd.	32,140	1,185,323
BankUnited, Inc.	4,748	173,017
Banner Corp.	6,332	377,134
Business First Bancshares, Inc.	10,290	264,144
Byline Bancorp, Inc.	9,654	258,438
Capital City Bank Group, Inc.	1,248	44,042
Capitol Federal Financial, Inc.	7,640	44,618
Central Pacific Financial Corp.	3,299	97,354
CNB Financial Corp.	4,060	97,684
†Coastal Financial Corp.	5,649	304,990
ConnectOne Bancorp, Inc.	22,029	551,826
†Customers Bancorp, Inc.	7,830	363,704
Eastern Bankshares, Inc.	38,137	625,065
Enterprise Financial Services Corp.	12,936	663,099
Equity Bancshares, Inc. Class A	8,653	353,735
First BanCorp	34,272	725,538
First Bancshares, Inc.	9,206	295,789
First Financial Corp.	4,065	178,250
First Interstate BancSystem, Inc. Class A	2,028	62,219
First Merchants Corp.	11,222	417,458
First Mid Bancshares, Inc.	3,725	144,940
Glacier Bancorp, Inc.	1,925	87,973
Hancock Whitney Corp.	2,096	107,252
Hanmi Financial Corp.	16,121	299,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	2,615	$148,271
Heritage Commerce Corp.	37,422	369,729
Hilltop Holdings, Inc.	9,320	299,731
Home BancShares, Inc.	3,037	82,272
Hope Bancorp, Inc.	13,972	175,488
Independent Bank Corp.	1,473	87,098
Mercantile Bank Corp.	814	35,588
†Metropolitan Bank Holding Corp.	76	3,996
Mid Penn Bancorp, Inc.	827	24,669
MidWestOne Financial Group, Inc.	1,302	37,146
MVB Financial Corp.	373	7,221
OceanFirst Financial Corp.	31,797	591,106
OFG Bancorp	13,646	612,978
Old National Bancorp	36,350	678,291
Old Second Bancorp, Inc.	24,799	386,616
Pathward Financial, Inc.	6,755	445,898
Peapack-Gladstone Financial Corp.	1,536	42,102
Pinnacle Financial Partners, Inc.	2,853	279,508
Popular, Inc.	9,603	962,893
Preferred Bank	2,034	163,229
Premier Financial Corp.	2,761	64,828
QCR Holdings, Inc.	6,819	504,811
Seacoast Banking Corp. of Florida	2,061	54,926
South Plains Financial, Inc.	4,620	156,710
Southern Missouri Bancorp, Inc.	67	3,785
Southside Bancshares, Inc.	4,660	155,784
SouthState Corp.	2,050	199,219
†Texas Capital Bancshares, Inc.	1,691	120,839
Towne Bank	4,411	145,828
TriCo Bancshares	5,951	253,810
UMB Financial Corp.	1,867	196,240
United Bankshares, Inc.	3,638	134,970
Unity Bancorp, Inc.	1,768	60,218
Veritex Holdings, Inc.	11,008	289,731
WesBanco, Inc.	3,610	107,506
Wintrust Financial Corp.	3,349	363,467
WSFS Financial Corp.	2,168	110,546
		18,737,102
Beverages–0.40%
MGP Ingredients, Inc.	2,040	169,830
†Vita Coco Co., Inc.	21,423	606,485
		776,315
Biotechnology–8.31%
†ACADIA Pharmaceuticals, Inc.	19,123	294,112
LVIP JPMorgan Small Cap Core Fund–1

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Akero Therapeutics, Inc.	18,519	$531,310
†Alkermes PLC	7,905	221,261
†Allogene Therapeutics, Inc.	32,289	90,409
†Amicus Therapeutics, Inc.	58,608	625,933
†Annexon, Inc.	122,269	723,832
†Arcutis Biotherapeutics, Inc.	90,880	845,184
†Arrowhead Pharmaceuticals, Inc.	6,165	119,416
†Biohaven Ltd.	877	43,824
†Blueprint Medicines Corp.	3,281	303,493
†Bridgebio Pharma, Inc.	3,442	87,633
†Cartesian Therapeutics, Inc.	22,475	362,297
†Catalyst Pharmaceuticals, Inc.	14,792	294,065
†Crinetics Pharmaceuticals, Inc.	15,950	815,045
†Fate Therapeutics, Inc.	102,195	357,683
†Immunovant, Inc.	11,215	319,740
†Insmed, Inc.	10,659	778,107
†Intellia Therapeutics, Inc.	6,245	128,335
†iTeos Therapeutics, Inc.	33,073	337,675
†Kura Oncology, Inc.	25,603	500,283
†Kyverna Therapeutics, Inc.	39,088	191,140
†MeiraGTx Holdings PLC	23,265	97,015
†Mersana Therapeutics, Inc.	85,999	162,538
†Nkarta, Inc.	56,629	255,963
†Olema Pharmaceuticals, Inc.	11,525	137,609
†Ovid therapeutics, Inc.	103,518	122,151
†Protagonist Therapeutics, Inc.	23,970	1,078,650
†PTC Therapeutics, Inc.	5,999	222,563
†Recursion Pharmaceuticals, Inc. Class A	57,501	378,932
†Relay Therapeutics, Inc.	52,648	372,748
†Replimune Group, Inc.	15,755	172,675
†REVOLUTION Medicines, Inc.	21,468	973,574
†Sage Therapeutics, Inc.	7,606	54,915
†Sera Prognostics, Inc. Class A	63,281	493,592
†SpringWorks Therapeutics, Inc.	14,323	458,909
†Sutro Biopharma, Inc.	1,705	5,899
†Syndax Pharmaceuticals, Inc.	18,468	355,509
†Taysha Gene Therapies, Inc.	213,608	429,352
†Travere Therapeutics, Inc.	22,302	312,005
†Twist Bioscience Corp.	1,700	76,806
†Tyra Biosciences, Inc.	26,348	619,441
†Viking Therapeutics, Inc.	20,343	1,287,915
†Xencor, Inc.	5,057	101,696
†Y-mAbs Therapeutics, Inc.	473	6,220
		16,147,454
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.80%
Apogee Enterprises, Inc.	2,915	$204,094
†Gibraltar Industries, Inc.	2,450	171,328
Griffon Corp.	18,451	1,291,570
Quanex Building Products Corp.	7,213	200,161
†Resideo Technologies, Inc.	11,006	221,661
Simpson Manufacturing Co., Inc.	813	155,502
UFP Industries, Inc.	9,547	1,252,662
		3,496,978
Capital Markets–2.08%
Brightsphere Investment Group, Inc.	6,421	163,093
†Donnelley Financial Solutions, Inc.	15,467	1,018,193
†Open Lending Corp. Class A	37,865	231,734
Perella Weinberg Partners	15,155	292,643
Piper Sandler Cos.	2,059	584,365
†StoneX Group, Inc.	2,861	234,259
Victory Capital Holdings, Inc. Class A	15,054	833,991
Virtus Investment Partners, Inc.	3,317	694,746
		4,053,024
Chemicals–1.65%
†Arcadium Lithium PLC	10,762	30,672
Avient Corp.	9,405	473,260
Balchem Corp.	2,079	365,904
Cabot Corp.	6,745	753,889
†Ecovyst, Inc.	4,072	27,893
Hawkins, Inc.	971	123,773
HB Fuller Co.	4,684	371,816
†Ingevity Corp.	2,428	94,692
Innospec, Inc.	3,259	368,560
Orion SA	21,724	386,904
Tronox Holdings PLC	14,644	214,242
		3,211,605
Commercial Services & Supplies–1.89%
ABM Industries, Inc.	25,919	1,367,486
Brink's Co.	4,682	541,427
Ennis, Inc.	6,097	148,279
MillerKnoll, Inc.	17,678	437,707
Tetra Tech, Inc.	23,405	1,103,780
†Viad Corp.	2,385	85,455
		3,684,134
Communications Equipment–0.12%
†Aviat Networks, Inc.	6,118	132,332
†Extreme Networks, Inc.	6,928	104,128
		236,460
LVIP JPMorgan Small Cap Core Fund–2

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–3.62%
†API Group Corp.	29,689	$980,331
Arcosa, Inc.	8,975	850,471
Comfort Systems USA, Inc.	721	281,442
†Construction Partners, Inc. Class A	5,856	408,749
†Dycom Industries, Inc.	3,249	640,378
†Fluor Corp.	17,931	855,488
Granite Construction, Inc.	3,009	238,554
†IES Holdings, Inc.	2,475	494,060
†MYR Group, Inc.	7,858	803,323
†Northwest Pipe Co.	2,087	94,186
Primoris Services Corp.	10,236	594,507
†Sterling Infrastructure, Inc.	5,469	793,114
		7,034,603
Construction Materials–0.37%
†Knife River Corp.	3,770	337,000
†Summit Materials, Inc. Class A	9,956	388,583
		725,583
Consumer Finance–0.78%
†Enova International, Inc.	11,850	992,912
FirstCash Holdings, Inc.	2,748	315,470
†LendingClub Corp.	18,162	207,592
		1,515,974
Consumer Staples Distribution & Retail–1.01%
Andersons, Inc.	5,984	300,038
†Chefs' Warehouse, Inc.	13,915	584,569
†Sprouts Farmers Market, Inc.	9,721	1,073,295
		1,957,902
Containers & Packaging–0.15%
Greif, Inc. Class A	1,833	114,856
†O-I Glass, Inc.	13,565	177,973
		292,829
Distributors–0.07%
†GigaCloud Technology, Inc. Class A	6,014	138,202
		138,202
Diversified Consumer Services–1.38%
†Adtalem Global Education, Inc.	8,770	661,959
†Duolingo, Inc.	1,902	536,402
Laureate Education, Inc.	18,566	308,381
OneSpaWorld Holdings Ltd.	22,129	365,350
Perdoceo Education Corp.	12,961	288,253
†Stride, Inc.	6,015	513,140
		2,673,485
Diversified REITs–0.72%
American Assets Trust, Inc.	6,246	166,893
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs (continued)
Armada Hoffler Properties, Inc.	3,309	$35,836
Broadstone Net Lease, Inc.	12,958	245,554
Empire State Realty Trust, Inc. Class A	25,482	282,341
Essential Properties Realty Trust, Inc.	19,452	664,286
		1,394,910
Diversified Telecommunication Services–0.67%
†AST SpaceMobile, Inc.	4,177	109,229
†Bandwidth, Inc. Class A	23,098	404,446
Iridium Communications, Inc.	2,976	90,619
†Liberty Latin America Ltd. Class C	65,416	620,798
†Lumen Technologies, Inc.	9,983	70,879
		1,295,971
Electric Utilities–0.73%
IDACORP, Inc.	5,412	557,923
Portland General Electric Co.	18,097	866,846
		1,424,769
Electrical Equipment–0.75%
Atkore, Inc.	7,829	663,430
†Bloom Energy Corp. Class A	6,513	68,777
†Fluence Energy, Inc.	4,018	91,249
†Sunrun, Inc.	16,924	305,647
†Thermon Group Holdings, Inc.	10,755	320,929
		1,450,032
Electronic Equipment, Instruments & Components–3.13%
Bel Fuse, Inc. Class A	2,343	232,965
Benchmark Electronics, Inc.	16,207	718,294
†Fabrinet	4,951	1,170,615
†Insight Enterprises, Inc.	5,049	1,087,504
†Knowles Corp.	26,402	476,028
PC Connection, Inc.	824	62,154
Richardson Electronics Ltd.	9,442	116,514
†Sanmina Corp.	15,256	1,044,273
†ScanSource, Inc.	4,780	229,583
Vishay Intertechnology, Inc.	33,545	634,336
†Vishay Precision Group, Inc.	12,081	312,898
		6,085,164
Energy Equipment & Services–1.92%
Archrock, Inc.	8,458	171,190
ChampionX Corp.	6,127	184,729
†Expro Group Holdings NV	2,399	41,191
Helmerich & Payne, Inc.	1,613	49,068
Liberty Energy, Inc.	43,842	836,944
Noble Corp. PLC	12,331	445,642
LVIP JPMorgan Small Cap Core Fund–3

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Oceaneering International, Inc.	17,796	$442,587
Patterson-UTI Energy, Inc.	48,133	368,217
Select Water Solutions, Inc.	32,008	356,249
†Valaris Ltd.	9,303	518,642
Weatherford International PLC	3,822	324,564
		3,739,023
Entertainment–0.23%
†Cinemark Holdings, Inc.	5,349	148,916
†IMAX Corp.	3,557	72,954
†Lions Gate Entertainment Corp. Class A	20,110	157,461
†Vivid Seats, Inc. Class A	18,751	69,379
		448,710
Financial Services–3.47%
Cannae Holdings, Inc.	8,788	167,499
Enact Holdings, Inc.	22,512	817,861
Essent Group Ltd.	10,961	704,683
EVERTEC, Inc.	12,719	431,047
Federal Agricultural Mortgage Corp. Class C	595	111,509
†Flywire Corp.	8,490	139,151
†International Money Express, Inc.	10,469	193,572
Jackson Financial, Inc. Class A	8,005	730,296
Merchants Bancorp	5,157	231,859
†Mr. Cooper Group, Inc.	10,650	981,717
†NMI Holdings, Inc. Class A	16,469	678,358
PennyMac Financial Services, Inc.	6,167	702,853
Radian Group, Inc.	18,479	641,036
†Remitly Global, Inc.	11,697	156,623
†Repay Holdings Corp.	6,235	50,878
		6,738,942
Food Products–1.49%
Cal-Maine Foods, Inc.	4,070	304,599
Dole PLC	42,580	693,628
Fresh Del Monte Produce, Inc.	6,152	181,730
†Freshpet, Inc.	2,711	370,783
John B Sanfilippo & Son, Inc.	2,264	213,518
†Simply Good Foods Co.	5,228	181,778
†SunOpta, Inc.	28,804	183,769
Utz Brands, Inc.	11,591	205,161
†Vital Farms, Inc.	16,001	561,155
		2,896,121
Gas Utilities–0.95%
Chesapeake Utilities Corp.	4,196	521,017
New Jersey Resources Corp.	5,920	279,424
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Northwest Natural Holding Co.	4,519	$184,466
ONE Gas, Inc.	11,712	871,607
		1,856,514
Ground Transportation–0.18%
ArcBest Corp.	3,258	353,330
		353,330
Health Care Equipment & Supplies–3.69%
†Alphatec Holdings, Inc.	16,039	89,177
†AngioDynamics, Inc.	23,985	186,603
†AtriCure, Inc.	15,717	440,705
†Axogen, Inc.	38,986	546,584
†Inmode Ltd.	8,305	140,770
†Inogen, Inc.	59,344	575,637
†Lantheus Holdings, Inc.	5,300	581,675
†Omnicell, Inc.	3,769	164,328
†Paragon 28, Inc.	55,103	368,088
†PROCEPT BioRobotics Corp.	12,488	1,000,538
†Pulmonx Corp.	66,323	549,818
†RxSight, Inc.	11,736	580,110
†SI-BONE, Inc.	10,171	142,191
†Sight Sciences, Inc.	3,957	24,929
†STAAR Surgical Co.	12,569	466,938
†TransMedics Group, Inc.	5,485	861,145
†Treace Medical Concepts, Inc.	79,626	461,831
		7,181,067
Health Care Providers & Services–1.76%
†Addus HomeCare Corp.	1,117	148,595
†Agilon Health, Inc.	85,293	335,202
†CorVel Corp.	934	305,315
†Fulgent Genetics, Inc.	5,075	110,280
†Hims & Hers Health, Inc.	27,782	511,745
National HealthCare Corp.	1,791	225,254
†NeoGenomics, Inc.	9,947	146,718
†OPKO Health, Inc.	77,260	115,117
†Option Care Health, Inc.	20,098	629,067
†Owens & Minor, Inc.	12,437	195,137
†Surgery Partners, Inc.	3,821	123,189
†Tenet Healthcare Corp.	3,477	577,877
		3,423,496
Health Care REITs–0.62%
American Healthcare REIT, Inc.	9,195	239,989
CareTrust REIT, Inc.	10,040	309,834
Community Healthcare Trust, Inc.	3,464	62,872
Sabra Health Care REIT, Inc.	31,429	584,894
		1,197,589
LVIP JPMorgan Small Cap Core Fund–4

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.24%
†Health Catalyst, Inc.	58,020	$472,283
		472,283
Hotel & Resort REITs–0.92%
Apple Hospitality REIT, Inc.	23,466	348,470
Chatham Lodging Trust	3,968	33,807
DiamondRock Hospitality Co.	13,741	119,959
RLJ Lodging Trust	24,665	226,425
Ryman Hospitality Properties, Inc.	7,101	761,511
Xenia Hotels & Resorts, Inc.	20,145	297,542
		1,787,714
Hotels, Restaurants & Leisure–1.41%
†Accel Entertainment, Inc.	19,175	222,813
Boyd Gaming Corp.	3,906	252,523
†El Pollo Loco Holdings, Inc.	14,174	194,184
†Hilton Grand Vacations, Inc.	18,274	663,712
†Life Time Group Holdings, Inc.	6,865	167,643
†Lindblad Expeditions Holdings, Inc.	3,659	33,846
†Shake Shack, Inc. Class A	3,567	368,150
Six Flags Entertainment Corp.	1,866	75,218
†Sweetgreen, Inc. Class A	16,946	600,736
†United Parks & Resorts, Inc.	3,167	160,250
		2,739,075
Household Durables–2.58%
†Cavco Industries, Inc.	698	298,911
Century Communities, Inc.	2,968	305,645
†Champion Homes, Inc.	1,408	133,549
†Green Brick Partners, Inc.	5,880	491,098
†Hovnanian Enterprises, Inc. Class A	460	94,010
Installed Building Products, Inc.	1,167	287,397
KB Home	7,016	601,201
†Landsea Homes Corp.	8,074	99,714
†M/I Homes, Inc.	2,231	382,304
Meritage Homes Corp.	3,326	682,063
†Sonos, Inc.	37,311	458,552
†Taylor Morrison Home Corp.	9,895	695,223
†Tri Pointe Homes, Inc.	10,775	488,215
		5,017,882
Independent Power and Renewable Electricity Producers–0.27%
Clearway Energy, Inc. Class A	15,357	462,879
†Sunnova Energy International, Inc.	6,773	65,969
		528,848
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.71%
First Industrial Realty Trust, Inc.	2,564	$143,533
Innovative Industrial Properties, Inc.	2,811	378,361
LXP Industrial Trust	50,810	510,640
Plymouth Industrial REIT, Inc.	15,254	344,740
		1,377,274
Insurance–1.01%
CNO Financial Group, Inc.	8,204	287,960
†Genworth Financial, Inc. Class A	17,440	119,464
†Hamilton Insurance Group Ltd. Class B	5,578	107,879
†Oscar Health, Inc. Class A	26,626	564,737
†Palomar Holdings, Inc.	2,680	253,716
RLI Corp.	2,375	368,077
Selective Insurance Group, Inc.	2,051	191,358
†Skyward Specialty Insurance Group, Inc.	1,657	67,490
		1,960,681
Interactive Media & Services–0.74%
†Cargurus, Inc.	17,693	531,321
†QuinStreet, Inc.	13,937	266,615
Shutterstock, Inc.	4,783	169,175
†Yelp, Inc.	13,732	481,718
		1,448,829
IT Services–0.48%
†ASGN, Inc.	4,822	449,555
Information Services Group, Inc.	5,819	19,203
†Unisys Corp.	80,540	457,467
		926,225
Leisure Products–0.29%
†Funko, Inc. Class A	15,366	187,773
†Peloton Interactive, Inc. Class A	55,490	259,693
†Solo Brands, Inc. Class A	51,306	72,341
†Topgolf Callaway Brands Corp.	3,640	39,967
		559,774
Life Sciences Tools & Services–0.69%
†Adaptive Biotechnologies Corp.	2,372	12,144
†CryoPort, Inc.	20,816	168,818
†Medpace Holdings, Inc.	3,141	1,048,466
†OmniAb, Inc.	12,889	54,520
†Quanterix Corp.	4,456	57,750
		1,341,698
LVIP JPMorgan Small Cap Core Fund–5

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–2.62%
†Blue Bird Corp.	6,949	$333,274
Kadant, Inc.	1,663	562,094
Mueller Industries, Inc.	21,684	1,606,785
Mueller Water Products, Inc. Class A	30,348	658,552
Terex Corp.	12,653	669,470
†Titan International, Inc.	25,725	209,144
Watts Water Technologies, Inc. Class A	5,106	1,057,912
		5,097,231
Marine Transportation–0.38%
Matson, Inc.	4,522	644,928
Safe Bulkers, Inc.	17,941	92,934
		737,862
Media–0.79%
†EchoStar Corp. Class A	3,467	86,051
Gray Television, Inc.	13,529	72,515
†Integral Ad Science Holding Corp.	4,375	47,294
John Wiley & Sons, Inc. Class A	9,991	482,066
†Magnite, Inc.	43,218	598,569
†Thryv Holdings, Inc.	14,369	247,578
		1,534,073
Metals & Mining–1.56%
Alpha Metallurgical Resources, Inc.	772	182,331
Arch Resources, Inc.	2,124	293,452
†ATI, Inc.	2,236	149,611
Carpenter Technology Corp.	769	122,717
†Coeur Mining, Inc.	14,359	98,790
Commercial Metals Co.	19,515	1,072,544
†Constellium SE	15,819	257,217
Hecla Mining Co.	50,299	335,494
Olympic Steel, Inc.	1,994	77,766
SunCoke Energy, Inc.	5,646	49,007
Warrior Met Coal, Inc.	6,134	391,963
		3,030,892
Mortgage Real Estate Investment Trusts (REITs)–0.58%
BrightSpire Capital, Inc.	23,705	132,748
KKR Real Estate Finance Trust, Inc.	3,628	44,806
Ladder Capital Corp.	48,016	556,985
MFA Financial, Inc.	14,593	185,623
Redwood Trust, Inc.	8,434	65,195
TPG RE Finance Trust, Inc.	16,551	141,180
		1,126,537
Multi-Utilities–0.62%
Avista Corp.	1,775	68,781
Black Hills Corp.	2,382	145,588
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Northwestern Energy Group, Inc.	3,342	$191,229
Unitil Corp.	13,233	801,655
		1,207,253
Office REITs–1.00%
Brandywine Realty Trust	12,173	66,221
City Office REIT, Inc.	7,566	44,186
COPT Defense Properties	29,898	906,806
†Equity Commonwealth	7,351	146,285
Paramount Group, Inc.	11,288	55,537
Piedmont Office Realty Trust, Inc. Class A	17,864	180,426
SL Green Realty Corp.	7,775	541,218
		1,940,679
Oil, Gas & Consumable Fuels–2.92%
Chord Energy Corp.	1,091	142,081
Civitas Resources, Inc.	2,582	130,830
†CNX Resources Corp.	6,638	216,200
CONSOL Energy, Inc.	855	89,476
CVR Energy, Inc.	5,529	127,333
Delek U.S. Holdings, Inc.	7,527	141,131
Dorian LPG Ltd.	5,806	199,843
†Green Plains, Inc.	3,876	52,481
†Gulfport Energy Corp.	1,297	196,301
International Seaways, Inc.	9,841	507,402
Magnolia Oil & Gas Corp. Class A	5,965	145,665
Matador Resources Co.	7,914	391,110
Murphy Oil Corp.	17,865	602,765
Ovintiv, Inc.	7,227	276,866
PBF Energy, Inc. Class A	6,402	198,142
Peabody Energy Corp.	2,449	64,996
Permian Resources Corp.	29,384	399,916
†REX American Resources Corp.	1,196	55,363
Scorpio Tankers, Inc.	659	46,987
SM Energy Co.	18,492	739,125
Teekay Tankers Ltd. Class A	5,576	324,802
†Uranium Energy Corp.	48,029	298,260
World Kinect Corp.	10,471	323,659
		5,670,734
Passenger Airlines–0.45%
†Blade Air Mobility, Inc.	20,878	61,381
†SkyWest, Inc.	9,568	813,472
		874,853
Personal Care Products–0.63%
†BellRing Brands, Inc.	3,739	227,032
Edgewell Personal Care Co.	5,397	196,127
†elf Beauty, Inc.	3,510	382,695
†Honest Co., Inc.	18,889	67,434
LVIP JPMorgan Small Cap Core Fund–6

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†Oddity Tech Ltd. Class A	8,494	$342,988
		1,216,276
Pharmaceuticals–1.19%
†ANI Pharmaceuticals, Inc.	2,080	124,093
†Arvinas, Inc.	17,054	420,040
†Axsome Therapeutics, Inc.	10,540	947,230
†Collegium Pharmaceutical, Inc.	13,109	506,532
†Esperion Therapeutics, Inc.	109,087	179,993
†Ventyx Biosciences, Inc.	61,356	133,756
		2,311,644
Professional Services–2.24%
Barrett Business Services, Inc.	11,943	447,982
†CACI International, Inc. Class A	1,937	977,333
†CBIZ, Inc.	10,539	709,169
†Huron Consulting Group, Inc.	2,916	316,969
KBR, Inc.	7,984	519,998
Korn Ferry	5,916	445,120
TriNet Group, Inc.	8,719	845,482
†Upwork, Inc.	8,643	90,319
		4,352,372
Real Estate Management & Development–0.55%
†Anywhere Real Estate, Inc.	14,108	71,669
†Cushman & Wakefield PLC	28,031	382,063
DigitalBridge Group, Inc.	11,119	157,111
Newmark Group, Inc. Class A	9,651	149,880
†Opendoor Technologies, Inc.	49,692	99,384
†Real Brokerage, Inc.	36,611	203,191
		1,063,298
Residential REITs–0.30%
Independence Realty Trust, Inc.	20,333	416,827
UMH Properties, Inc.	4,143	81,493
Veris Residential, Inc.	5,011	89,496
		587,816
Retail REITs–1.54%
Agree Realty Corp.	4,355	328,062
InvenTrust Properties Corp.	9,978	283,076
Kimco Realty Corp.	3,033	70,426
Kite Realty Group Trust	16,081	427,111
Macerich Co.	20,287	370,035
Phillips Edison & Co., Inc.	19,720	743,641
Retail Opportunity Investments Corp.	37,582	591,165
SITE Centers Corp.	2,967	179,504
		2,993,020
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.15%
†Axcelis Technologies, Inc.	1,231	$129,070
†Cirrus Logic, Inc.	4,935	612,976
†MaxLinear, Inc.	31,286	453,021
NVE Corp.	4,857	387,929
†Rambus, Inc.	25,563	1,079,270
†Semtech Corp.	9,270	423,268
†SMART Global Holdings, Inc.	15,212	318,692
†Ultra Clean Holdings, Inc.	19,566	781,270
		4,185,496
Software–5.88%
A10 Networks, Inc.	5,305	76,604
American Software, Inc. Class A	40,135	449,111
†Asana, Inc. Class A	18,170	210,590
†Aurora Innovation, Inc.	13,006	76,995
†AvePoint, Inc.	87,950	1,035,171
†BlackLine, Inc.	6,514	359,182
†Box, Inc. Class A	28,330	927,241
†Braze, Inc. Class A	7,081	229,000
†CommVault Systems, Inc.	9,044	1,391,419
†Domo, Inc. Class B	33,614	252,441
†Hut 8 Corp.	5,835	71,537
InterDigital, Inc.	5,009	709,425
†LiveRamp Holdings, Inc.	12,696	314,607
†MARA Holdings, Inc.	19,527	316,728
†OneSpan, Inc.	23,737	395,696
†Onestream, Inc.	2,306	78,173
†Ooma, Inc.	26,411	300,821
†Q2 Holdings, Inc.	4,936	393,745
†Qualys, Inc.	4,064	522,061
†Rapid7, Inc.	10,321	411,705
†Riot Platforms, Inc.	19,278	143,043
†Sprout Social, Inc. Class A	2,427	70,553
†SPS Commerce, Inc.	1,317	255,722
†Workiva, Inc.	7,177	567,844
†Xperi, Inc.	24,786	229,023
†Zeta Global Holdings Corp. Class A	51,849	1,546,656
†Zuora, Inc. Class A	11,238	96,872
		11,431,965
Specialized REITs–0.35%
PotlatchDeltic Corp.	15,209	685,165
		685,165
Specialty Retail–2.48%
†Abercrombie & Fitch Co. Class A	6,562	918,024
Academy Sports & Outdoors, Inc.	3,076	179,515
†Asbury Automotive Group, Inc.	3,577	853,436
†Beyond, Inc.	7,606	76,668
†Boot Barn Holdings, Inc.	3,398	568,417
LVIP JPMorgan Small Cap Core Fund–7

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Buckle, Inc.	6,088	$267,689
Caleres, Inc.	5,234	172,984
†EVgo, Inc.	18,438	76,333
Foot Locker, Inc.	1,406	36,331
†Genesco, Inc.	4,280	116,288
Group 1 Automotive, Inc.	2,462	943,045
†Lands' End, Inc.	2,945	50,860
†Petco Health & Wellness Co., Inc.	20,471	93,143
Signet Jewelers Ltd.	2,004	206,693
†Valvoline, Inc.	5,269	220,508
†Victoria's Secret & Co.	1,427	36,674
		4,816,608
Technology Hardware, Storage & Peripherals–0.02%
†Turtle Beach Corp.	2,155	33,058
		33,058
Textiles, Apparel & Luxury Goods–0.56%
†Crocs, Inc.	4,176	604,726
Steven Madden Ltd.	9,709	475,644
		1,080,370
Trading Companies & Distributors–2.73%
Applied Industrial Technologies, Inc.	4,596	1,025,506
†Beacon Roofing Supply, Inc.	6,574	568,191
†BlueLinx Holdings, Inc.	1,578	166,353
Boise Cascade Co.	3,387	477,499
†DNOW, Inc.	48,468	626,691
FTAI Aviation Ltd.	1,510	200,679
†GMS, Inc.	4,586	415,354
Herc Holdings, Inc.	3,036	484,030
†Hudson Technologies, Inc.	2,262	18,865
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Rush Enterprises, Inc. Class A	16,180	$854,789
WESCO International, Inc.	2,849	478,575
		5,316,532
Water Utilities–0.23%
American States Water Co.	2,264	188,568
Consolidated Water Co. Ltd.	10,423	262,764
		451,332
Wireless Telecommunication Services–0.12%
†Gogo, Inc.	9,234	66,300
Spok Holdings, Inc.	5,835	87,875
Telephone & Data Systems, Inc.	3,019	70,192
		224,367
Total Common Stock (Cost $152,793,903)		188,583,969
RIGHTS–0.00%
†=Aduro Biotech, Inc.	20,960	7,965
Total Rights (Cost $0)		7,965

MONEY MARKET FUND–2.76%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	5,367,759	5,367,759
Total Money Market Fund (Cost $5,367,759)		5,367,759

TOTAL INVESTMENTS–99.78% (Cost $158,161,662)	193,959,693
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	422,309
NET ASSETS APPLICABLE TO 8,750,084 SHARES OUTSTANDING–100.00%	$194,382,002

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
51	E-mini Russell 2000 Index	$5,735,460	$5,638,441	12/20/24	$97,019	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP JPMorgan Small Cap Core Fund–8

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Small Cap Core Fund–9